Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Year ended December 31,	2024	2023
Revenue by source
Operations support services	$1,121,802	$886,963
Equipment and component sales	40,324	65,282
Construction services	3,661	12,435
	$1,165,787	$964,680

By commercial terms
Time-and-materials	$1,026,027	$583,068
Unit-price	125,728	363,979
Lump-sum	14,032	17,633
	$1,165,787	$964,680

Revenue recognition method
As-invoiced	$1,059,858	$600,744
Cost-to-cost percent complete	65,605	298,654
Point-in-time	40,324	65,282
	$1,165,787	$964,680

Schedule of contract balances

	Note	December 31, 2024	December 31, 2023
Contract assets		$4,135	$35,027

Contract liabilities
Contract liabilities		1,944	59
Long-term contract liabilities (included in other long-term obligations)	15	19,027	16,114
		$20,971	$16,173
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2024	2023
Revenue (derecognized) recognized	$(8,377)	$2,598

Schedule of estimated revenue expected to be recognized in the future related to performance obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.

For the year ended December 31,
2025	$174,758
2026	52,930
$227,688